Net Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 GBP (£) Transactions	Dec. 31, 2018 USD ($) Transactions	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 USD ($)
Disclosure of debt [line items]
Effective Interest rate on liquid investment	1.00%		1.00%		1.00%		1.00%
Effective Interest rate on cash and cash equivalents	1.90%	1.90%	1.30%	1.30%
Non-interest bearing holdings	£ 263,000,000
Commercial paper issued	630,000,000		£ 529,000,000
Drawn bank facility	£ 3,500,000,000
Weighted average interest rate on current bank loans and overdrafts	12.00%		4.70%		12.00%		4.70%
Average effective pre-swap interest rate notes as short	0.80%		5.90%		0.80%		5.90%
Long-term borrowings	£ 20,271,000,000		£ 14,264,000,000
Average effective pre-swap interest rate notes	4.40%	4.40%	3.60%	3.60%
Other non current assets	£ 1,576,000,000		£ 1,413,000,000
Argentina [member]
Disclosure of debt [line items]
Weighted average interest rate on short-term loan	60.00%				60.00%
Disproportionate Effect on Weighted Average Rate [member]
Disclosure of debt [line items]
Weighted average interest rate on current bank loans and overdrafts	4.40%				4.40%
US commercial paper program [member]
Disclosure of debt [line items]
Commercial paper authorized	£ 7,900,000,000				$ 10,000,000,000
Commercial paper issued	£ 600,000,000		500,000,000		800,000,000		$ 700,000,000
Bottom of range [member]
Disclosure of debt [line items]
Repayment dates	2024	2024
Top of range [member]
Disclosure of debt [line items]
Repayment dates	2045	2045
Floating interest rate [member]
Disclosure of debt [line items]
Liquid investment	£ 84,000,000		78,000,000
Interest income	4,094,000,000		3,832,000,000
Fixed interest rate [member]
Disclosure of debt [line items]
Liquid investment	0		0
Interest income	£ 2,000,000		£ 1,000,000
Commercial paper [member]
Disclosure of debt [line items]
Weighted average interest rate of borrowings	2.50%	2.50%	1.50%	1.50%
Letter of credit 1 [member]
Disclosure of debt [line items]
Pledged investments value	£ 39,000,000	$ 50,000,000	£ 78,000,000	$ 105,000,000
Other non current assets			20,000,000
364 day committed facilities [member] | US commercial paper program [member]
Disclosure of debt [line items]
Credit Facility available amount	£ 2,000,000,000				2,500,000,000
Number of transactions active | Transactions	2	2
364 day committed facilities [member] | US commercial paper program [member] | Novartis [member]
Disclosure of debt [line items]
Drawn bank facility						£ 3,500,000,000
364 day committed facilities [member] | US commercial paper program [member] | Tesaro [member]
Disclosure of debt [line items]
Undrawn bank facility | $					$ 5,000,000,000
Five -year commitment facility [member] | US commercial paper program [member]
Disclosure of debt [line items]
Credit Facility available amount	£ 1,900,000,000
Later than 5 years [member]
Disclosure of debt [line items]
Long-term borrowings	£ 13,300,000,000		£ 10,300,000,000
Later than 5 years [member] | Bottom of range [member]
Disclosure of debt [line items]
Interest at effective rates	1.10%	1.10%
Later than 5 years [member] | Top of range [member]
Disclosure of debt [line items]
Interest at effective rates	6.40%	6.40%
Matured in May 2018 [member]
Disclosure of debt [line items]
Coupon note interest rate	5.65%				5.65%
Matures in December 2019 [member]
Disclosure of debt [line items]
Coupon note interest rate	0.625%				0.625%